UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	09/30/2006

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus High Yield Strategies Fund

SEMIANNUAL REPORT September 30, 2006

Dreyfus High Yield Strategies Fund

Protecting Your Privacy Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the Fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information.These policies apply to individuals who purchase Fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the Fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT.

The Fund collects a variety of nonpublic personal information, which may include:

  Information we receive from you, such as your name, address, and social security number.
  Information about your transactions with us, such as the purchase or sale of Fund shares.
  Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC

PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Cash Flows
26	Statement of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
39	Proxy Results
39	Supplemental Information
41	Officers and Trustees
FOR MORE INFORMATION

Back Cover

Dreyfus High Yield Strategies Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus High Yield Strategies Fund, covering the six-month period from April 1, 2006, through September 30, 2006.

After more than two years of steady and gradual increases, the Federal Reserve Board (the “Fed”) has left short-term interest rates unchanged since its June 30 meeting. From that point on, the Fed has indicated that the U.S. economy has moved to a slower-growth phase of its cycle, as evidenced by softening housing markets in many regions of the United States. In addition, energy prices have generally moderated from record highs reached during the summer months, calming fears that the economy may fall into a full-blown recession.

Many sectors of the U.S. fixed-income market rallied over the last few months, sustained by subtle inflation readings, a slowing housing market and relatively benign employment numbers. Furthermore, concerns about an inverted Treasury yield curve have dissipated significantly since the reporting period began, as many investors attributed this effect to supply-and-demand factors and low inflation concerns.While the Fed is expected to remain vigilant in its attempts to forestall the acceleration of inflation, many fixed-income investors appear to be optimistic regarding inflation risk, and are perhaps more mindful of the risks and effects of a slowing U.S. economy. One thing is certain – the Fed and investors will be monitoring upcoming economic data closely with hopes of better understanding the state of the economy.With this in mind, we encourage you to talk with your financial advisor about these and other developments to help manage your portfolio and your current and future financial needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation October 16, 2006

DISCUSSION OF FUND PERFORMANCE

David Bowser, Portfolio Manager

Note to Shareholders: On October 25, 2006, David Bowser replaced Jon Uhrig as the fund’s primary portfolio manager. Mr. Bowser has been a portfolio manager of the fund since July 2006.

How did Dreyfus High Yield Strategies Fund perform relative to its benchmark?

For the six-month period ended September 30, 2006, the fund achieved a total return of 4.08% (on a net asset value basis) and produced aggregate income dividends of $0.20 per share.1 In comparison, the Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 3.69% for the same period.2

High yield bonds generally fared well over the reporting period as strong credit conditions and stabilizing interest rates more than offset the adverse effects of intensifying inflationary pressures and slower economic growth. Despite the negative effect that rising short-term interest rates had on the portfolio’s leveraging strategy, the fund produced a higher return than its benchmark, which we attribute to our focus on higher-quality issues and the success of our security selection during the reporting period.

What is the fund’s investment approach?

The fund primarily seeks high current income.The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income.The fund invests primarily in fixed-income securities of below investment-grade credit quality. Issuers of below investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure.To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

In the spring of 2006, an increase in the supply of newly issued bonds put pressure on existing bonds, leading to a modest decline in high yield bond prices. In addition, surging energy prices and a softening housing market led to renewed inflation and economic concerns among investors, who worried that credit conditions might deterio-rate.The fund weathered this bout of market weakness relatively well, primarily due to our emphasis on bonds with credit ratings toward the higher end of the high yield range.

Investors’ concerns eased over the summer, as the economy slowed and analysts began to anticipate an end to the Federal Reserve Board’s (the “Fed”) tightening campaign. Indeed, the Fed held rates steady at its meetings in July and August, and high yield bonds generally rallied, enabling them to post relatively attractive returns for the reporting period overall. However, the fund’s return was undermined somewhat by rising short-term interest rates, which resulted in higher borrowing costs associated with the fund’s leveraging strategy.

The automotive sector represented the reporting period’s top-performing sector as investors continued to flock to the bonds of Ford Motor Company and General Motors. Although the fund held bonds backed by the major automakers’ financing subsidiaries, it did not own debt securities issued by their holding companies, limiting its participation in the automotive sector’s rally. In addition, results from the fund’s holdings of construction-related companies, such as building materials provider Owens-Corning, proved to be disappointing when U.S. housing markets softened.The health services sector also underperformed for the reporting period, mostly due to investors’ negative reaction to the announcement of a leveraged buyout (“LBO”) of hospitals operator HCA.

These detractors were balanced by above-average performance in other areas.Throughout the reporting period, the fund benefited from its tilt toward higher-quality securities, which fared better than lower-rated bonds as investors grew more risk averse in the slower-growth economic environment. Bonds from tobacco companies rebounded from relatively depressed levels as litigation concerns eased and financial results improved.

Relatively interest-rate-sensitive issuers, such as members of the insurance and office equipment industries, also fared well when the Fed refrained from raising interest rates.

A number of new issues purchased during the reporting period contributed positively to the fund’s relative returns, including bonds from telecommunications service providers Windstream Communications and Intelsat. Bonds issued by technology company Freescale Semiconductor gained value in anticipation of redemption when the company agreed to be acquired by a private equity consortium.

What is the fund’s current strategy?

Although the supply of newly issued high yield bonds recently has been lighter than many analysts expected, we anticipate a higher volume of new issuance during the fourth quarter of 2006, partly due to the financing needs of recently announced LBOs.Therefore, as of the end of the reporting period, we have maintained a relatively large short-term position that we may redeploy as new investment opportunities meeting our investment criteria arise. Otherwise, high yield market conditions remain sound, in our judgment.Yield differences between high yield bonds and U.S.Treasury securities remain tight compared to historical norms, but these levels seem to be warranted by positive credit fundamentals and robust investor demand for income-oriented securities.

October 26, 2006

[1] Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided reflects the absorption of certain fund expenses by
The Dreyfus Corporation and the fund’s shareholder servicing agent pursuant to an agreement in effect through April 4, 2007, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s return would have been lower.
2 SOURCE: BLOOMBERG, L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch U.S. High Yield Master II Constrained Index is an
unmanaged performance benchmark composed of U.S. dollar-denominated domestic and Yankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.

The Fund 5

STATEMENT OF INVESTMENTS September 30, 2006 (Unaudited)
	Coupon	Maturity	Principal
Bonds and Notes—136.6%	Rate (%)	Date	Amount ($)	Value ($)

Advertising—.6%
Lamar Media,
Gtd. Notes	6.63	8/15/15	675,000	650,531
R.H. Donnelley,
Gtd. Notes	10.88	12/15/12	690,000	762,450
R.H. Donnelley Finance I,
Gtd. Notes	10.88	12/15/12	551,000 [a,b]	608,855
				2,021,836
Aerospace & Defense—2.1%
Alliant Techsystems,
Gtd. Notes	6.75	4/1/16	915,000	903,563
Argo-Tech,
Sr. Notes	9.25	6/1/11	1,182,000 [b]	1,235,190
B/E Aerospace,
Sr. Sub. Notes, Ser. B	8.88	5/1/11	1,239,000 [b]	1,294,755
DRS Technologies,
Sr. Sub. Notes	6.88	11/1/13	438,000	434,715
L-3 Communications,
Bonds	3.00	8/1/35	550,000 [a]	562,375
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	1,400,000 [b]	1,368,500
L-3 Communications,
Gtd. Notes	7.63	6/15/12	1,050,000 [b]	1,086,750
				6,885,848
Agricultural—.4%
Alliance One International,
Gtd. Notes	11.00	5/15/12	1,430,000 [b]	1,465,750
Airlines—.4%
United AirLines,
Pass-Through Ctfs., Ser. 00-2	7.81	4/1/11	1,153,705 [b,c]	1,235,186
Automotive, Trucks & Parts—.9%
Cooper-Standard Automotive,
Gtd. Notes	8.38	12/15/14	525,000	388,500
Goodyear Tire & Rubber,
Sr. Notes	9.00	7/1/15	2,000,000 [b]	2,040,000
United Components,
Sr. Sub. Notes	9.38	6/15/13	675,000 [b]	671,625
				3,100,125

6

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks—1.8%
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	3,620,000 [b]	3,638,100
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	8.00	3/15/09	750,000	785,048
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	9.38	6/1/11	1,000,000	1,134,305
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	325,000 [a,d]	323,356
				5,880,809
Building & Construction—3.7%
Beazer Homes USA,
Gtd. Notes	6.88	7/15/15	2,000,000 [b]	1,820,000
D.R. Horton,
Gtd. Notes	8.50	4/15/12	2,600,000 [b]	2,726,087
Goodman Global Holdings,
Sr. Sub. Notes	7.88	12/15/12	438,000	419,385
Goodman Global Holdings,
Sr. Notes, Ser. B	8.33	6/15/12	1,596,000 [b,d]	1,621,935
Nortek,
Sr. Sub. Notes	8.50	9/1/14	1,319,000 [b]	1,253,050
Owens Corning,
Bonds	7.50	8/1/18	2,026,000 [b,c]	1,048,455
Scranton Products,
Sr. Notes	10.50	7/1/13	1,325,000 [b]	1,354,812
Standard-Pacific,
Sr. Notes	6.50	8/15/10	1,600,000	1,512,000
Texas Industries,
Sr. Unscd. Notes	7.25	7/15/13	250,000	251,250
				12,006,974
Chemicals—7.8%
Airgas,
Sr. Sub. Notes	6.25	7/15/14	1,300,000 [b]	1,218,750
Airgas,
Gtd. Notes	9.13	10/1/11	202,000	212,227
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	1,460,000 [b]	1,553,075

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chemicals (continued)
Huntsman,
Gtd. Notes	11.63	10/15/10	909,000 [b]	1,008,990
Huntsman International,
Gtd. Notes	9.88	3/1/09	270,000	282,825
Huntsman International,
Gtd. Notes	10.13	7/1/09	3,516,000 [b]	3,586,320
Ineos Group Holdings,
Sr. Sub. Notes	8.50	2/15/16	2,900,000 [a]	2,776,750
Lyondell Chemical,
Gtd. Notes	8.00	9/15/14	1,615,000	1,643,262
Mosaic Global Holdings,
Gtd. Notes, Ser. B	10.88	6/1/08	1,000,000	1,071,250
Nalco,
Sr. Sub. Notes	8.88	11/15/13	4,508,000 [b]	4,722,130
Nova Chemicals,
Sr. Notes	6.50	1/15/12	1,170,000 [b]	1,105,650
Nova Chemicals,
Sr. Unscd. Notes	8.41	11/15/13	1,200,000 [d]	1,230,000
PQ,
Gtd. Notes	7.50	2/15/13	250,000	238,750
Rhodia,
Sr. Notes	10.25	6/1/10	2,895,000 [b]	3,256,875
Rockwood Specialties Group,
Sr. Sub. Notes	10.63	5/15/11	1,006,000 [b]	1,081,450
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	675,000	644,625
				25,632,929
Commercial & Professional
Services—2.9%
Brickman Group,
Gtd. Notes, Ser. B	11.75	12/15/09	888,000 [b]	952,380
Corrections Corp. of America,
Gtd. Notes	6.25	3/15/13	2,475,000 [b]	2,437,875
Education Management,
Sr. Notes	8.75	6/1/14	1,100,000 [a]	1,116,500
Education Management,
Sr. Sub. Notes	10.25	6/1/16	1,600,000 [a,b]	1,644,000
Hertz,
Sr. Notes	8.88	1/1/14	1,085,000 [a]	1,141,962

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Commercial & Professional
Services (continued)
Hertz,
Sr. Sub. Notes		10.50	1/1/16	500,000 [a]	552,500
Service Corp. International,
Sr. Notes		8.00	6/15/17	660,000 [a]	635,250
Williams Scotsman,
Gtd. Notes		8.50	10/1/15	1,080,000 [b]	1,109,700
					9,590,167
Commercial Mortgage
Pass-Through Ctfs.—.4%
Global Signal Trust,
Ser. 2006-1, Cl. F		7.04	2/15/36	1,210,000 [a]	1,236,240
Consumer Products—1.2%
Chattem,
Sr. Sub. Notes		7.00	3/1/14	1,455,000	1,413,169
Playtex Products,
Gtd. Notes		9.38	6/1/11	2,264,000 [b]	2,377,200
					3,790,369
Diversified Financial
Services—11.0%
Basell,
Gtd. Notes		8.38	8/15/15	1,280,000 [a,b]	1,276,800
BCP Crystal US Holdings,
Sr. Sub. Notes		9.63	6/15/14	2,280,000 [b]	2,485,200
C & M Finance,
Gtd. Notes		8.10	2/1/16	350,000 [a]	343,662
CCM Merger,
Notes		8.00	8/1/13	1,325,000 [a]	1,278,625
Consolidated Communications
Illinois/Texas Holdings, Sr. Notes		9.75	4/1/12	747,000 [b]	791,820
E*TRADE Financial,
Sr. Notes		8.00	6/15/11	400,000	416,000
FCE Bank,
Notes	EUR	4.38	9/30/09	3,615,000 [d,e]	4,364,503
FINOVA Group,
Notes		7.50	11/15/09	2,035,920 [b]	580,237
Ford Motor Credit,
Notes		5.63	10/1/08	1,650,000 [b]	1,583,619

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Ford Motor Credit,
Sr. Unscd. Notes		9.75	9/15/10	3,936,000 [a,b]	4,067,112
General Motors Acceptance
International Finance,
Gtd. Notes	EUR	4.38	10/31/07	2,000,000 [e]	2,525,647
GMAC,
Sr. Unsub. Notes	EUR	5.38	6/6/11	1,140,000 [e]	1,423,876
GMAC,
Notes		6.13	1/22/08	1,515,000 [b]	1,505,439
GMAC,
Notes		7.75	1/19/10	3,435,000 [b]	3,522,184
K & F Acquisition,
Gtd. Notes		7.75	11/15/14	560,000	564,200
Kansas City Southern Railway,
Gtd. Notes		7.50	6/15/09	790,000	793,950
Kaupthing Bank,
Notes		7.13	5/19/16	5,175,000 [a]	5,449,347
Leucadia National,
Sr. Notes		7.00	8/15/13	1,725,000 [b]	1,750,875
Stena,
Sr. Notes		7.50	11/1/13	1,170,000 [b]	1,155,375
					35,878,471
Diversified Metals
& Mining—2.6%
Consol Energy,
Gtd. Notes		7.88	3/1/12	3,182,000 [b]	3,293,370
CSN Islands IX,
Gtd. Notes		10.50	1/15/15	1,315,000 [a,b]	1,531,975
Freeport-McMoRan
Copper & Gold,
Sr. Notes		6.88	2/1/14	975,000	967,688
Freeport-McMoRan
Copper & Gold,
Sr. Notes		10.13	2/1/10	1,000,000	1,065,000
Gibraltar Industries,
Gtd. Notes, Ser. B		8.00	12/1/15	900,000	895,500
Southern Copper,
Sr. Notes		6.38	7/27/15	650,000	651,530
					8,405,063

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities—14.8%
AES,
Sr. Notes	8.88	2/15/11	2,375,000 [b]	2,553,125
AES,
Sr. Notes	9.38	9/15/10	7,610,000 [b]	8,256,850
Allegheny Energy Supply,
Sr. Unscd. Bonds	8.25	4/15/12	5,650,000 [a,b]	6,186,750
CMS Energy,
Sr. Notes	9.88	10/15/07	1,601,000 [b]	1,671,044
Edison Mission Energy,
Sr. Notes	7.50	6/15/13	1,465,000 [a]	1,486,975
FPL Energy National Wind,
Scd. Bonds	6.13	3/25/19	4,106,063 [a,b]	4,002,327
Mirant Americas Generation,
Sr. Notes	8.30	5/1/11	2,975,000 [b]	2,993,594
Mirant North America,
Gtd. Notes	7.38	12/31/13	4,335,000 [b]	4,362,094
MSW Energy Holdings/Finance,
Scd. Notes	8.50	9/1/10	1,450,000 [b]	1,500,750
MSW Energy Holdings II/Finance II,
Gtd. Notes, Ser. B	7.38	9/1/10	450,000	452,250
Nevada Power,
Mortgage Notes	6.50	4/15/12	478,000 [b]	495,129
Nevada Power,
Mortgage Notes, Ser. A	8.25	6/1/11	1,216,000	1,344,784
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,175,000	1,169,125
PSEG Energy Holdings,
Sr. Notes	10.00	10/1/09	350,000	384,125
Reliant Energy,
Scd. Notes	9.25	7/15/10	2,758,000 [b]	2,875,215
Reliant Energy,
Scd. Notes	9.50	7/15/13	3,630,000 [b]	3,784,275
Sierra Pacific Power,
Mortgage Notes	6.25	4/15/12	425,000	435,269
Sierra Pacific Resources,
Sr. Notes	8.63	3/15/14	3,467,000 [b]	3,760,714
TECO Energy,
Sr. Notes	6.75	5/1/15	525,000	540,750
				48,255,145

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Environmental Control—2.3%
Allied Waste North America,
Sr. Notes, Ser. B	8.50	12/1/08	4,509,000 [b]	4,745,722
Allied Waste North America,
Gtd. Notes, Ser. B	9.25	9/1/12	1,215,000 [b]	1,301,569
Geo Sub,
Sr. Notes	11.00	5/15/12	840,000 [b]	869,400
WCA Waste,
Sr. Notes	9.25	6/15/14	415,000 [a]	432,638
				7,349,329
Food & Beverages—3.6%
Agrilink Foods,
Gtd. Notes	11.88	11/1/08	225,000 [b]	226,406
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,340,000 [b]	2,351,700
Del Monte,
Sr. Sub. Notes	8.63	12/15/12	1,879,000 [b]	1,979,996
Dole Food,
Sr. Notes	8.63	5/1/09	702,000 [b]	689,715
Dole Food,
Debs	8.75	7/15/13	665,000 [b]	625,100
Dole Food,
Sr. Notes	8.88	3/15/11	475,000 [b]	457,187
Ingles Markets,
Gtd. Notes	8.88	12/1/11	395,000	413,762
Smithfield Foods,
Sr. Notes	7.00	8/1/11	1,500,000 [b]	1,518,750
Stater Brothers Holdings,
Sr. Notes	8.13	6/15/12	2,375,000 [b]	2,398,750
Stater Brothers Holdings,
Sr. Notes	8.89	6/15/10	1,115,000 [b,d]	1,131,725
				11,793,091
Health Care—5.5%
Angiotech Pharmaceuticals,
Sr. Sub. Notes	7.75	4/1/14	325,000 [a]	310,375
Coventry Health Care,
Sr. Notes	8.13	2/15/12	505,000	530,250
DaVita,
Gtd. Notes	7.25	3/15/15	1,720,000 [b]	1,698,500
Extendicare Health Services,
Gtd. Notes	9.50	7/1/10	791,000 [b]	833,516

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Fresenius Finance,
Gtd. Notes EUR	5.00	1/31/13	195,000 [a,e]	249,995
HCA,
Sr. Notes	6.95	5/1/12	1,735,000	1,524,631
HCA,
Notes	8.75	9/1/10	1,835,000 [b]	1,857,937
Psychiatric Solutions,
Gtd. Notes	7.75	7/15/15	800,000	784,000
Tenet Healthcare,
Sr. Notes	9.88	7/1/14	7,346,000 [b]	7,355,183
Triad Hospitals,
Sr. Sub. Notes	7.00	11/15/13	2,918,000 [b]	2,848,697
				17,993,084
Lodging & Entertainment—11.7%
AMC Entertainment,
Sr. Sub. Notes	9.88	2/1/12	750,000 [b]	774,375
Cinemark,
Sr. Discount Notes	9.75	3/15/14	3,915,000 [b,f]	3,141,787
Cinemark USA,
Sr. Sub. Notes	9.00	2/1/13	90,000	93,825
Gaylord Entertainment,
Gtd. Notes	6.75	11/15/14	775,000	744,969
Gaylord Entertainment,
Sr. Notes	8.00	11/15/13	200,000	204,500
Isle of Capri Casinos,
Gtd. Notes	9.00	3/15/12	1,878,000 [b]	1,969,552
Leslie’s Poolmart,
Sr. Notes	7.75	2/1/13	970,000	960,300
Mandalay Resort Group,
Sr. Notes	6.50	7/31/09	1,825,000 [b]	1,836,406
Mandalay Resort Group,
Sr. Sub. Notes	9.38	2/15/10	2,000,000 [b]	2,147,500
Mashantucket Western Pequot Tribe,
Bonds	5.91	9/1/21	2,850,000 [a,b]	2,747,523
MGM Mirage,
Gtd. Notes	8.50	9/15/10	2,858,000 [b]	3,054,487
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	2,225,000 [b]	2,186,062
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	6.38	7/15/09	1,800,000 [b]	1,795,500

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	7.13	8/15/14	1,220,000	1,220,000
Park Place Entertainment,
Sr. Sub. Notes	7.88	3/15/10	1,140,000 [b]	1,191,300
Penn National Gaming,
Sr. Sub. Notes	6.75	3/1/15	540,000	528,525
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	3,495,000 [a,b]	3,744,019
Resorts International Hotel and
Casino, Gtd. Notes	11.50	3/15/09	470,000 [b]	488,800
Royal Caribbean Cruises,
Sr. Notes	8.75	2/2/11	1,575,000 [b]	1,723,546
Scientific Games,
Gtd. Notes	6.25	12/15/12	2,375,000 [b]	2,297,812
Seneca Gaming,
Sr. Unscd. Notes, Ser. B	7.25	5/1/12	875,000	879,375
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	2,100,000 [b]	2,089,500
Wheeling Island Gaming,
Gtd. Notes	10.13	12/15/09	1,000,000	1,030,000
Wynn Las Vegas/Capital,
First Mortgage Notes	6.63	12/1/14	1,331,000 [b]	1,297,725
				38,147,388
Machinery—3.3%
Case New Holland,
Gtd. Notes	9.25	8/1/11	3,270,000 [b]	3,482,550
Columbus McKinnon,
Sr. Sub. Notes	8.88	11/1/13	615,000	631,913
Douglas Dynamics,
Gtd. Notes	7.75	1/15/12	3,500,000 [a,b]	3,325,000
Terex,
Gtd. Notes	7.38	1/15/14	3,415,000 [b]	3,449,150
				10,888,613
Manufacturing—1.7%
Bombardier,
Notes	6.30	5/1/14	1,275,000 [a,b]	1,150,687
J.B. Poindexter & Co.,
Gtd. Notes	8.75	3/15/14	2,259,000 [b]	1,874,970

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Manufacturing (continued)
Polypore International,
Sr. Discount Notes	10.50	10/1/12	2,003,000 [f]	1,452,175
RBS Global/Rexnord,
Sr. Sub. Notes	11.75	8/1/16	1,050,000 [a]	1,086,750
				5,564,582
Media—7.2%
Adelphia Communications,
Sr. Notes, Ser. B	7.75	1/15/09	1,550,000 [c]	964,875
Cablevision Systems,
Sr. Notes, Ser. B	9.62	4/1/09	850,000 [d]	908,437
CBD Media,
Gtd. Notes	8.63	6/1/11	200,000	198,000
CCO Holdings/Capital,
Sr. Notes	8.75	11/15/13	2,466,000 [b]	2,493,742
CSC Holdings,
Sr. Notes	7.25	4/15/12	2,855,000 [a,b]	2,858,569
CSC Holdings,
Sr. Notes, Ser. B	8.13	7/15/09	1,150,000 [b]	1,196,000
Dex Media East/Finance,
Gtd. Notes	9.88	11/15/09	178,000	188,457
Dex Media East/Finance,
Gtd. Notes	12.13	11/15/12	2,060,000 [b]	2,309,775
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B	9.88	8/15/13	4,165,000 [b]	4,519,025
DirecTV Holdings/Financing,
Sr. Notes	8.38	3/15/13	750,000	780,937
Entercom Radio/Capital,
Gtd. Notes	7.63	3/1/14	425,000	417,031
Kabel Deutschland,
Gtd. Notes	10.63	7/1/14	1,268,000 [a]	1,366,270
LBI Media,
Sr. Discount Notes	11.00	10/15/13	1,392,000 [b,f]	1,183,200
Lodgenet Entertainment,
Sr. Sub. Debs	9.50	6/15/13	419,000 [b]	450,425
Nexstar Finance Holdings,
Sr. Discount Notes	11.38	4/1/13	2,245,000 [b,f]	1,885,800
Pegasus Communications,
Sr. Notes, Ser. B	12.50	8/1/07	1,657,592 [b,c]	190,623

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Radio One,
Gtd. Notes, Ser. B	8.88	7/1/11	1,555,000 [b]	1,595,819
				23,506,985
Oil & Gas—11.6%
ANR Pipeline,
Sr. Notes	7.00	6/1/25	95,000 [b]	94,818
ANR Pipeline,
Debs	7.38	2/15/24	50,000 [b]	51,775
ANR Pipeline,
Notes	8.88	3/15/10	2,230,000 [b]	2,349,673
Chesapeake Energy,
Gtd. Notes	7.63	7/15/13	600,000	615,750
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	460,000	442,208
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	3,230,000 [b]	3,302,675
El Paso,
Sr. Notes	7.63	9/1/08	3,893,000 [b]	4,004,924
El Paso,
Sr. Notes	7.75	6/15/10	3,942,000 [b]	4,099,680
El Paso Production Holding,
Gtd. Notes	7.75	6/1/13	2,321,000 [b]	2,384,827
Hanover Compressor,
Gtd. Notes	8.63	12/15/10	921,000 [b]	962,445
Hanover Compressor,
Sr. Notes	9.00	6/1/14	1,263,000 [b]	1,345,095
Hanover Equipment Trust,
Scd. Notes, Ser. B	8.75	9/1/11	1,452,000 [b]	1,517,340
McMoRan Exploration,
Sr. Notes	5.25	10/6/11	891,000 [a]	1,094,816
Northwest Pipeline,
Gtd. Notes	8.13	3/1/10	2,200,000 [b]	2,299,000
Pogo Producing,
Sr. Sub. Notes	6.63	3/15/15	1,875,000 [b]	1,800,000
Southern Natural Gas,
Unsub. Notes	8.88	3/15/10	1,795,000 [b]	1,891,329
Whiting Petroleum,
Sr. Sub. Notes	7.25	5/1/13	2,225,000 [b]	2,191,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Williams Cos.,
Notes	7.13	9/1/11	1,925,000 [b]	1,982,750
Williams Cos.,
Notes	7.51	10/1/10	3,000,000 [a,b,d]	3,067,500
Williams Cos.,
Sr. Notes	7.63	7/15/19	500,000	522,500
Williams Cos.,
Notes	7.88	9/1/21	1,900,000 [b]	1,995,000
				38,015,730
Packaging & Containers—8.3%
Ball,
Gtd. Notes	6.88	12/15/12	2,250,000 [b]	2,278,125
Berry Plastics Holding,
Scd. Notes	8.88	9/15/14	710,000 [a]	717,100
Berry Plastics Holding,
Scd. Notes	9.27	9/15/14	275,000 [a,d]	277,750
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	7,225,000 [b]	7,351,438
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	4,125,000 [b]	4,197,188
Norampac,
Sr. Notes	6.75	6/1/13	1,500,000	1,425,000
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	445,000	424,975
Owens Brockway Glass Container,
Gtd. Notes	7.75	5/15/11	900,000 [b]	929,250
Owens Brockway Glass Container,
Gtd. Notes	8.25	5/15/13	450,000 [b]	463,500
Owens Brockway Glass Container,
Scd. Notes	8.75	11/15/12	133,000	140,980
Owens Brockway Glass Container,
Gtd. Notes	8.88	2/15/09	879,000 [b]	907,568
Owens-Illinois,
Debs	7.50	5/15/10	900,000	904,500
Owens-Illinois,
Debs	7.80	5/15/18	1,815,000 [b]	1,733,325
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	2,400,000 [a,b]	2,436,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Packaging & Containers (continued)
Smurfit-Stone Container
Enterprises, Sr. Notes	9.75	2/1/11	2,170,000 [b]	2,245,950
Solo Cup,
Sr. Sub. Notes	8.50	2/15/14	800,000	695,000
				27,127,649
Paper & Forest Products—2.3%
Appleton Papers,
Sr. Sub. Notes, Ser. B	9.75	6/15/14	2,709,000 [b]	2,688,683
Buckeye Technologies,
Sr. Notes	8.50	10/1/13	1,150,000 [b]	1,158,625
Buckeye Technologies,
Sr. Sub. Notes	9.25	9/15/08	651,000 [b]	654,255
Georgia-Pacific,
Sr. Notes	8.00	1/15/24	805,000	796,950
Temple-Inland,
Bonds	6.63	1/15/18	1,975,000 [b]	2,069,417
				7,367,930
Property & Casualty Insurance—1.1%
Hanover Insurance Group,
Debs	7.63	10/15/25	3,300,000 [b]	3,522,116
Real Estate Investment Trusts—1.4%
B.F. Saul Reit,
Scd. Notes	7.50	3/1/14	2,210,000 [b]	2,254,200
Host Marriott,
Sr. Notes, Ser. M	7.00	8/15/12	2,150,000 [b]	2,184,938
Host Marriott,
Gtd. Notes, Ser. I	9.50	1/15/07	90,000	91,238
				4,530,376
Retail—1.4%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	1,100,000 [b]	1,101,375
Central European Distribution,
Scd. Bonds EUR	8.00	7/25/12	650,000 [a,e]	892,267
Neiman-Marcus Group
Gtd. Notes	9.00	10/15/15	525,000	560,438
Rite Aid,
Scd. Notes	8.13	5/1/10	1,035,000 [b]	1,042,763
VICORP Restaurants,
Sr. Notes	10.50	4/15/11	966,000 [b]	920,115
				4,516,958

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

State/Government
General Obligations—2.0%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	750,000	751,433
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	2,375,000 [b]	2,388,300
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,485,000 [b]	3,465,658
				6,605,391
Structured Index—2.3%
Dow Jones CDX,
Credit Linked Notes, Ser. 4-T1	8.25	6/29/10	7,493,760 [a,b,g]	7,634,268
Technology—3.5%
Dresser,
Gtd. Notes	10.13	4/15/11	1,950,000 [b]	2,049,938
Fisher Scientific International,
Sr. Sub. Notes	6.13	7/1/15	1,350,000 [b]	1,346,625
Freescale Semiconductor,
Sr. Notes	6.88	7/15/11	3,190,000 [b]	3,373,425
Freescale Semiconductor,
Sr. Notes	7.13	7/15/14	1,425,000	1,535,438
IMAX,
Gtd. Notes	9.63	12/1/10	919,000 [b]	879,943
Sensata Technologies,
Sr. Sub. Notes EUR	9.00	5/1/16	1,450,000 [f,e]	1,846,413
Sungard Data Systems
Gtd. Notes	9.97	8/15/13	300,000 [d]	312,750
				11,344,532
Telecommunications—11.6%
American Tower,
Sr. Notes	7.13	10/15/12	1,329,000 [b]	1,368,870
American Towers,
Gtd. Notes	7.25	12/1/11	1,100,000 [b]	1,138,500
Hawaiian Telcom Communications,
Gtd. Notes, Ser. B	10.79	5/1/13	1,050,000 [d]	1,078,875
Intelsat Bermuda,
Sr. Notes	11.25	6/15/16	2,705,000 [a]	2,887,588
Intelsat Bermuda,
Sr. Notes	11.64	6/15/13	2,000,000 [a,d]	2,110,000

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Intelsat Subsidiary Holding,
Sr. Notes		8.25	1/15/13	1,370,000	1,393,975
Intelsat Subsidiary Holding,
Gtd. Notes		10.48	1/15/12	1,250,000 [d]	1,273,438
Nordic Telephone Holdings,
Sr. Notes	EUR	8.25	5/1/16	1,450,000 [a,e]	1,995,038
Nortel Networks,
Gtd. Notes		10.75	7/15/16	350,000 [a]	376,250
PanAmSat,
Gtd. Notes		9.00	6/15/16	360,000 [a]	372,600
Pegasus Satellite
Communications,
Sr. Notes		12.38	8/1/06	387,346 [c]	44,545
Qwest,
Bank Note, Ser. B		6.95	6/30/10	500,000 [d]	507,500
Qwest,
Sr. Notes		7.88	9/1/11	200,000	211,000
Qwest,
Sr. Notes		8.64	6/15/13	2,650,000 [b,d]	2,848,750
Rogers Wireless,
Scd. Notes		7.25	12/15/12	2,000,000 [b]	2,102,500
Rogers Wireless,
Scd. Notes		9.63	5/1/11	1,136,000 [b]	1,289,360
Rogers Wireless,
Debs		9.75	6/1/16	1,750,000 [b]	2,205,000
Rural Cellular,
Sr. Notes		9.88	2/1/10	610,000	638,975
UbiquiTel Operating,
Sr. Notes		9.88	3/1/11	1,330,000 [b]	1,449,700
US Unwired,
Scd. Notes, Ser. B		10.00	6/15/12	2,172,000 [b]	2,400,060
Wind Acquisition Finance,
Gtd. Bonds		10.75	12/1/15	575,000 [a]	637,531
Windstream,
Sr. Notes		8.13	8/1/13	4,420,000 [a]	4,712,825
Windstream,
Sr. Notes		8.63	8/1/16	4,475,000 [a,b]	4,810,625
					37,853,505
Textiles & Apparel—2.2%
Invista,
Notes		9.25	5/1/12	4,405,000 [a,b]	4,680,313

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Textiles & Apparel (continued)
Levi Strauss & Co.,
Sr. Notes	12.25	12/15/12	2,166,000 [b]	2,425,920
				7,106,233
Transportation—3.0%
CHC Helicopter,
Sr. Sub. Notes	7.38	5/1/14	1,476,000 [b]	1,398,510
Greenbrier Cos.,
Gtd. Notes	8.38	5/15/15	1,375,000 [b]	1,402,500
TFM,
Gtd. Notes	10.25	6/15/07	5,000,000 [b]	5,137,500
Gulfmark Offshore,
Gtd. Notes	7.75	7/15/14	1,745,000 [b]	1,762,450
				9,700,960
Total Bonds and Notes
(cost $442,549,180)				445,953,632

Preferred Stocks—2.7%			Shares	Value ($)

Banks—1.3%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875			92,250	4,301,156
Media—1.4%
ION Media Networks,
Cum. $1,425			4	34,544
ION Media Networks,
Conv., Cum. $975			310 [a]	2,171,435
Spanish Broadcasting System,
Cum. $107.515			2,125	2,364,296
				4,570,275
Total Preferred Stocks
(cost $9,866,314)				8,871,431

Common Stocks—.4%

Chemicals—.1%
Huntsman			8,533 [h]	155,301
Electric Utilities—.2%
Williams Cos			30,528	728,703
Machinery—.1%
Terex			10,490 [h]	474,358
Total Common Stocks
(cost $1,451,050)				1,358,362

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,460,000)	12,460,000 [i]	12,460,000

Total Investments (cost $466,326,544)	143.5%	468,643,425
Liabilities, Less Cash and Receivables	(43.5%)	(142,104,041)
Net Assets	100.0%	326,539,384

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At September 30, 2006, these securities amounted to $96,213,506 or 29.5% of net assets.
[b] Collateral for Revolving Credit and Security Agreement.
[c] Non-income producing—security in default.
[d] Variable rate security—interest rate subject to periodic change.
[e] Principal amount stated in U.S. Dollars unless otherwise noted. EUR—Euro
[f] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[g] Security linked to a portfolio of debt securities.
[h] Non-income producing security.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary	(Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	131.9	Common Stocks	.4
Money Market Investment	3.8	Asset/Mortgage-Backed	.4
Preferred Stocks	2.7	Forward Currency Exchange
Structured Index	2.3	Contracts/Swaps	(.1)
State/Government
General Obligations	2.0		143.4

† Based on net assets. See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES September 30, 2006 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	453,866,544	456,183,425
Affiliated issuers	12,460,000	12,460,000
Cash denominated in foreign currencies	117,675	118,154
Dividends and interest receivable		9,250,557
Swaps premium paid		150,477
Unrealized appreciation on swaps—Note 4		61,279
Receivable from broker for swap transaction		4,666
Prepaid expenses		31,107
		478,259,665

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		267,695
Due to Shareholder Servicing Agent—Note 3(b)		19,307
Cash overdraft due to Custodian		39,904
Loan Payable—Note 2		150,000,000
Interest and loan fees payable—Note 2		723,194
Unrealized depreciation on swaps—Note 4		300,022
Payable for investment securities purchased		159,906
Unrealized depreciation on forward currency
exchange contracts—Note 4		25,382
Accrued expenses		184,871
		151,720,281

Net Assets ($)		326,539,384

Composition of Net Assets ($):
Paid-in capital		992,497,112
Accumulated distributions in excess of investment income—net		(3,321,087)
Accumulated net realized gain (loss) on investments		(664,691,255)
Accumulated net unrealized appreciation (depreciation) on
investments, swap transactions and foreign currency transactions		2,054,614

Net Assets ($)		326,539,384

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		71,487,233
Net Asset Value, per share ($)		4.57

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS Six Months Ended September 30, 2006 (Unaudited)
Investment Income ($):
Income:
Interest	17,311,097
Dividends:
Unaffiliated issuers	322,748
Affiliated issuers	200,611
Total Income	17,834,456
Expenses:
Management fee—Note 3(a)	2,120,559
Interest expense—Note 2	4,169,493
Shareholder servicing costs—Note 3(a,b)	249,592
Trustees’ fees and expenses—Note 3(c)	97,917
Shareholders’ reports	52,810
Professional fees	47,282
Registration fees	31,580
Custodian fees—Note 3(a)	18,121
Miscellaneous	23,834
Total Expenses	6,811,188
Less—reduction in management fee and shareholder
servicing fees due to undertaking—Note 3(a,b)	(706,853)
Less—reduction in custody fees due to
earnings credits—Note 1(c)	(9,751)
Net Expenses	6,094,584
Investment Income—Net	11,739,872

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,323,688
Net realized gain (loss) on forward currency exchange contracts	(121,792)
Net realized gain (loss) on swap transactions	4,451
Net Realized Gain (Loss)	2,206,347
Net unrealized appreciation (depreciation) on investments,
swap transactions and foreign currency transactions	(2,093,980)
Net Realized and Unrealized Gain (Loss) on Investments	112,367
Net Increase in Net Assets Resulting from Operations	11,852,239

See notes to financial statements.

24

STATEMENT OF CASH FLOWS Six Months Ended March 31, 2006 (Unaudited)
Cash Flows from Operating Activities ($):
Interest Received	17,095,784
Dividends Received	404,769
Interest and loan fees paid	(4,087,077)
Operating expenses paid	(633,346)
Paid to The Dreyfus Corporation	(1,420,234)	11,359,896

Cash Flows from Investing Activities ($):
Purchases of portfolio securities	(72,760,583)
Net purchases of short-term portfolio securities	(9,598,000)
Proceeds from sales of portfolio securities	79,427,465
Foreign exchange contracts transactions	(121,792)
Swap transactions	4,451	(3,048,459)

Cash Flows from Financing Activities ($):
Dividends paid	(16,263,347)
Proceeds from loan increased	8,000,000	(8,263,347)
Increase in cash		48,090
Cash at beginning of period		30,160

Cash at end of period		78,250

Reconciliation of Net Increase in Net Assets Resulting from
Operations to Net Cash Provided by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		11,852,239

Adjustments to reconcile net increase in net assets resulting from operations to net cash used by operating activities ($):
Increase in interest receivable		(525,003)
Increase in interest and loan commitment fees		82,416
Decrease in accrued operating expenses		(157,099)
Decrease in prepaid expenses		35,138
Decrease in due to The Dreyfus Corporation		(6,528)
Net realized gains on investments		(2,206,347)
Net unrealized depreciation on investments		2,093,980
Noncash dividends		(102,114)
Increase in dividends receivable		(16,476)
Net amortization of premiums on investments		309,690
Net Cash Provided by Operating Activities		11,359,896

Supplementary disclosure noncash financing activities ($):
Reinvestment of dividends which increases paid-in capital		—

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2006	Year Ended
	(Unaudited)	March 31, 2006

Operations ($):
Investment income—net	11,739,872	26,292,478
Net realized gain (loss) on investments	2,206,347	1,251,846
Net unrealized appreciation
(depreciation) on investments	(2,093,980)	(3,830,896)
Net Increase (Decrease) in Net Assets
Resulting from Operations	11,852,239	23,713,428

Dividends to Shareholders from ($):
Investment income—net	(13,940,199)	(28,952,331)

Total Increase (Decrease) in Net Assets	(2,087,960)	(5,238,903)

Net Assets ($):
Beginning of Period	328,627,344	333,866,247
End of Period	326,539,384	328,627,344

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
September 30, 2006			Year Ended March 31,

	(Unaudited)	2006	2005	2004 [a]	2003	2002

Ratios/Supplemental Data (%)
(continued):
Average borrowings
outstanding ($ x 1,000)	146,525	135,205	138,099	137,123	126,350	174,415
Weighted average number
of fund shares outstanding
($ x 1,000)	71,487	71,487	71,294	70,406	68,538	66,400
Average amount of
debt per share ($)	2.05	1.89	1.94	1.95	1.84	2.63

[a] As of April 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to April 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended March 31, 2004, was to increase net investment income per share by $.01, decrease net realized and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net assets from 12.05% to 12.35%. Per share data and ratios/supplemental data for periods prior to April
1, 2003 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Calculated based on market value.
[d] Not annualized.
[e] Annualized.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”) as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income by investing at least 65% of its total assets in income securities rated below investment grade. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment manager and administrator. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the fund to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Trustees.The factors that may be considered when fair valuing a security include fundamental analytical data,the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Investments in registered investment companies are valued at their net asset value. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate Investments in swap transactions are valued each business day by a pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premiums on investments is recognized on a scientific basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

For Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If the net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, Mellon will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On September 28, 2006, the Board of Trustees declared a cash dividend of $.0325 per share from investment income-net, payable on October 27, 2006 to shareholders of record as of the close of business on October 13, 2006.

(f) Concentration of risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

The fund is permitted to invest up to 5% of its assets directly in the common stock of high yield bond issuers.This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in a IPO) to gain sector exposure and when suitable high yield bonds are not available for sale, and expects to sell the common stock promptly when suitable high yield bonds are subsequently acquired.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

The fund has an unused capital loss carryover of $663,775,130 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2006. If not applied, $28,648,395 of the carryover expires in fiscal 2007, $32,334,001 expires in fiscal 2008, $136,674,723 expires in fiscal 2009, $283,731,643 expires in fiscal 2010, $105,470,700 expires in fiscal 2011, $56,969,403 expires in fiscal 2012 and $19,946,265 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2006, was as follows: ordinary income $28,952,331. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Borrowings:

The fund has entered into a $175,000,000 Revolving Credit and Security Agreement (the “Agreement”), which expires on November

8, 2007. Under the terms of the Agreement, the fund may borrow Advances (including Eurodollar Advances), on a collateralized basis with certain fund assets used as collateral which amounted to $317,389,831 as of September 30, 2006; the yield to be paid by the

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Advance) outstanding from time to time.The fund pays certain other fees associated with the Agreement. During the period ended September 30, 2006, $299,884 applicable to those fees was included in interest expense.

The average daily amount of borrowing outstanding during the period ended September 30, 2006, under the Agreement, was approximately $146,524,600, with a related weighted average annualized interest rate of 5.68% ..

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management and administration agreement with the Manager, the management and administration fee is computed at the annual rate of .90% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

For the period from April 1, 2006 through April 4, 2007, the Manager agreed to waive receipt of a portion of the fund’s management fee in the amount of .25% of the Managed Assets.The reduction in management fee, pursuant to the undertaking, amounted to $589,044 during the period ended September 30, 2006.

The fund compensates Mellon Investor Services, L.L.C., an affiliate of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund.During the period ended September 30, 2006, the fund was charged $7,000 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2006, the fund was charged $18,121 pursuant to the custody agreement.

(b) In accordance with the Shareholder Servicing Agreement, UBS Warburg LLC Inc. provides certain shareholder services for which the fund pays a fee computed at the annual rate of ..10% of the value of the fund’s average weekly Managed Assets. During the period ended September 30, 2006, the fund was charged $235,618 pursuant to the Shareholder Servicing Agreement.

For the period from April 1, 2006 through April 4, 2007, UBS Warburg LLC agreed to waive receipt of a portion of the fund’s shareholder services fee in the amount of .05% of the Managed Assets.The reduction in shareholder services fee, pursuant to the undertaking, amounted to $117,809 during the period ended September 30, 2006.

During the period ended September 30, 2006, the fund was charged $2,274 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $347,518, custodian fees $12,435, compliance officer fees $2,274 and transfer agency per account fees $2,000, which are offset against an expense reimbursement currently in effect in the amount of $96,533.

(c) Each Trustee who is not an “interested person” (as defined in the 1940 Act) of the fund receives $15,000 per year plus $1,000 for each Board meeting attended, and $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The fund also reimburses each Trustee who is not an “interested person” (as defined in the 1940 Act) of the fund for travel and out-of-pocket expenses. With respect to compensation committee meetings, the Chair of the compensation committee receives $100 per meeting and, with respect to audit committee meetings, the Chair of the audit committee receives $150 per meeting. In the event that there is an in-person joint committee meeting of the Dreyfus/Laurel Funds, Inc., The

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus/Laurel Tax-Free Municipal Funds and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) and the fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the fund. In the event that there is a joint telephone meeting of The Dreyfus/Laurel Funds and the fund, each Trustee attending who is not an “interested person” (as defined in the 1940 Act) receives $150 from the fund.

(d) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options, swaps and forward currency exchange contracts, during the period ended September 30, 2006, amounted to $69,248,978 and $77,398,860, respectively.

The fund may use various derivatives, including options, futures contracts, forward currency exchange contracts, mortgage-related securities, asset-backed securities and swaps.The fund may invest in, or enter into, these financial instruments for a variety of reasons, including to hedge certain market trends, to provide a substitute for purchasing or selling particular securities or to increase potential income gain.

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to real-

ized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. For those credit default swaps in which the fund is receiving a fixed rate, the fund is providing credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The following summarizes open credit default swaps entered into by the fund at September 30, 2006:

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

The fund may enter into forward currency exchange contracts.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at September 30, 2006:

At September 30, 2006, accumulated net unrealized appreciation on investments was $2,316,881, consisting of $11,846,584 gross unrealized appreciation and $9,529,703 gross unrealized depreciation.

At September 30, 2006, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

PROXY RESULTS (Unaudited)

Holders of Beneficial interest voted on the following proposal presented at the annual shareholders’ meeting held on August 2, 2006 as follows:

		Shares

	For	Authority Withheld

To elect three Class I Trustees: †
Kenneth A. Himmel	65,630,331	2,106,920
Stephen J. Lockwood	65,601,542	2,135,709
Benaree Pratt Wiley	65,426,333	2,310,918

† The terms of these Class I Trustees expire in 2009.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center - Dreyfus Mutual Funds - Mutual Fund Total Holdings. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

The Fund 39

NOTES

40

OFFICERS AND TRUSTEES D rey f u s H i g h Y i e l d S t ra te g i e s Fu n d 200 Park Avenue New York, NY 10166

The Net Asset Value appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday;Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday; New York Times, Business section under the heading “Closed-End Bond Funds—Bond Funds” every Sunday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940,as amended,that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 41

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation 0430SA0906

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) (1) The following information is as of November 28, 2006, the date of the filing of this report:

David Bowser is the primary portfolio manager of the Fund. He has held this position since October 25, 2006 and has been a portfolio manager of the Fund and employed by the Dreyfus Corporation (“Dreyfus”) since July 2006. Mr. Bowser is a Charted Financial Analyst and Strategist for Investment Grade Credit, and a portfolio manager for dedicated corporate mandates at Standish Mellon Asset Management, LLC (“Standish Mellon”), a subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus. Mr. Bowser joined Standish Mellon in 2000.

(a) (2) The following information is as of October 31, 2006, except where otherwise noted:

     Portfolio Managers. The Registrant’s investment adviser is responsible for investment decisions and provides the Registrant with portfolio managers who are authorized by the Trust’s Board to execute purchases and sales of securities. Effective October 25, 2006, David Bowser and Kent J. Wosepka are the portfolio managers for the Fund. Messrs. Bowser and Wosepka are dual employees of Dreyfus and Standish Mellon.

     Portfolio Managers Compensation. Each Standish Mellon portfolio manager’s cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). The portfolio managers are compensated by Standish Mellon and not by Dreyfus or the

Registrant. Funding for the Standish Mellon Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Standish Mellon’s performance. The portfolio managers are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March, for the prior calendar year. Individual awards for portfolio managers are discretionary, based on product performance relative to both benchmarks and peer comparisons and goals established at the beginning of each calendar year. Goals are to a substantial degree based on investment performance, including performance for one and three year periods. Also considered in determining individual awards are team participation and general contributions to Standish Mellon.

     All portfolio managers are also eligible to participate in the Standish Mellon Long Term Incentive Plan. This Plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of Standish Mellon (capped at 20% per year). Management has discretion with respect to actual participation.

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon’s Elective Deferred Compensation Plan.

     Additional Information About Portfolio Manager. The following table lists the number and types of other accounts advised by the primary portfolio manager and assets under management in those accounts as of October 31, 2006:

	Registered
	Investment
	Company		Pooled	Assets	Other
Portfolio Manager	Accounts	Assets Managed	Accounts	Managed	Accounts	Assets Managed
David Bowser	5	$873,216,337.45	0	$0	22	$2,749,126,956.60

None of the funds or accounts are subject to a performance-based advisory fee.

The dollar range of shares of the Registrant beneficially owned by the primary portfolio manager are as follows as of October 31, 2006:

		Dollar Range of Registrant
Portfolio Manager	Registrant Name	Shares Beneficially Owned

David Bowser	Dreyfus High Yield Strategies	$0
	Fund

Portfolio managers at Dreyfus may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs (“Other Accounts”).

Potential conflicts of interest may arise because of Dreyfus’ management of the Registrant and Other Accounts. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus’ overall allocation of securities in that offering, or to increase Dreyfus’ ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Registrant, that they are managing on behalf of Dreyfus. Dreyfus periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Registrant. In addition, Dreyfus could be viewed as having a conflict of interest to the extent that Dreyfus or its affiliates and/or portfolios managers have a materially larger investment in Other Accounts than their investment in the Registrant.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Registrant. For these or other reasons, the portfolio manager may purchase different securities for the Registrant and the Other Accounts, and the performance of securities purchased for the Registrant may vary from the performance of securities purchased for Other Accounts. The portfolio manager may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for the Registrant, which could have the potential to adversely impact the Registrant, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of Dreyfus and an affiliated entity and such portfolio managers also manage Other Accounts.

Dreyfus’ goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. Dreyfus has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus monitors a variety of areas, including compliance with fund guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable. Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	November 28, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	November 28, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)